UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00134

                     ALLIANCEBERNSTEIN BALANCED SHARES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Balanced Shares Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
----------------------------------------------------   ---------   -------------
COMMON STOCKS - 74.5%
Finance - 19.9%
Banking - Money Center - 4.4%
JPMorgan Chase & Co.                                   1,268,268   $  57,909,117
Wachovia Corp. (a)                                       306,400      16,738,632
                                                                   -------------
                                                                      74,647,749
                                                                   -------------
Banking - Regional - 3.6%
Bank of America Corp. (a)                                954,750      49,140,982
Northern Trust Corp.                                     226,100      12,659,339
                                                                   -------------
                                                                      61,800,321
                                                                   -------------
Brokerage & Money Management - 1.9%
Goldman Sachs Group, Inc. (a)                            112,500      16,723,125
Merrill Lynch & Co., Inc.                                209,400      15,397,182
                                                                   -------------
                                                                      32,120,307
                                                                   -------------
Insurance - 5.5%
ACE, Ltd.                                                368,700      19,858,182
American International Group, Inc.                       907,200      57,897,504
Axis Capital Holdings Ltd.                               494,400      16,033,392
                                                                   -------------
                                                                      93,789,078
                                                                   -------------
Miscellaneous - 2.9%
Citigroup, Inc.                                          980,594      48,392,314
                                                                   -------------
Mortgage Banking - 1.6%
Federal National Mortgage Association                    526,800      27,736,020
                                                                   -------------
                                                                     338,485,789
                                                                   -------------
Consumer Services - 11.1%
Broadcasting & Cable - 6.5%
Comcast Corp.-Class A (a)(b)                             421,806      14,763,210
Comcast Corp.-Special-Class A (a)(b)                     185,000       6,458,350
News Corp.-Class A                                     1,659,300      31,576,479
Time Warner, Inc.                                      2,266,600      37,670,892
Viacom, Inc.-Class B (b)                                 486,450      17,658,135
Westwood One, Inc.                                       250,000       1,832,500
                                                                   -------------
                                                                     109,959,566
                                                                   -------------
Restaurants & Lodging - 1.8%
Hilton Hotels Corp. (a)                                  485,900      12,375,873
McDonald's Corp.                                         524,800      18,840,320
                                                                   -------------
                                                                      31,216,193
                                                                   -------------
Retail - General Merchandise - 2.8%
The Gap, Inc.                                            139,200       2,339,952
Home Depot, Inc. (a)                                   1,139,400      39,070,026
Lowe's Cos, Inc. (a)                                     197,400       5,341,644
                                                                   -------------
                                                                      46,751,622
                                                                   -------------
                                                                     187,927,381
                                                                   -------------

Technology - 9.9%
Communication Equipment - 1.6%
Cisco Systems, Inc. (b)                                  307,500       6,761,925
Motorola, Inc.                                           430,300      10,060,414
QUALCOMM, Inc.                                           287,000      10,811,290
                                                                   -------------
                                                                      27,633,629
                                                                   -------------
Computer Hardware/Storage - 3.5%
EMC Corp. (b)                                          1,114,800      12,987,420
International Business Machines Corp.                    326,000      26,396,220
Sun Microsystems, Inc. (a)(b)                          3,913,400      19,527,866
                                                                   -------------
                                                                      58,911,506
                                                                   -------------
Computer Services - 0.4%
Fiserv, Inc. (b)                                         149,600       6,607,832
                                                                   -------------
Semiconductor Capital Equipment - 0.7%
Applied Materials, Inc. (a)                              741,500      12,516,520
                                                                   -------------
Semiconductor Components - 0.8%
Advanced Micro Devices, Inc. (a)(b)                      198,600       4,963,014
Nvidia Corp. (b)                                         260,800       7,591,888
                                                                   -------------
                                                                      12,554,902
                                                                   -------------
Software - 2.9%
BEA Systems, Inc. (a)(b)                                 225,000       3,089,250
Microsoft Corp.                                        1,560,200      40,081,538
Oracle Corp. (a)(b)                                      417,400       6,532,310
                                                                   -------------
                                                                      49,703,098
                                                                   -------------
                                                                     167,927,487
                                                                   -------------
Energy - 7.3%
Domestic Producers - 1.4%
Noble Energy, Inc. (a)                                   502,000      24,808,840
                                                                   -------------
International - 3.7%
Chevron Corp. (a)                                        320,200      20,620,880
Exxon Mobil Corp.                                        627,200      42,442,624
                                                                   -------------
                                                                      63,063,504
                                                                   -------------
Miscellaneous - 0.6%
ConocoPhillips                                           159,100      10,091,713
                                                                   -------------
Oil Service - 1.6%
Baker Hughes, Inc. (a)                                    92,400       6,577,032
BJ Services Co. (a)                                      111,800       3,835,858
GlobalSantaFe Corp.                                       49,700       2,446,234
Nabors Industries Ltd. (a)(b)                            426,200      14,013,456
                                                                   -------------
                                                                      26,872,580
                                                                   -------------
                                                                     124,836,637
                                                                   -------------
Health Care - 6.8%
Drugs - 4.3%
Eli Lilly & Co. (a)                                      287,600      16,085,468
Merck & Co., Inc.                                        479,400      19,439,670
Pfizer, Inc.                                             946,900      26,096,564
Wyeth                                                    232,900      11,342,230
                                                                   -------------
                                                                      72,963,932
                                                                   -------------

Medical Services - 2.5%
UnitedHealth Group, Inc.                                 117,100       6,083,345
WellPoint, Inc. (b)                                      471,400      36,491,074
                                                                   -------------
                                                                      42,574,419
                                                                   -------------
                                                                     115,538,351
                                                                   -------------
Consumer Staples - 5.9%
Household Products - 1.7%
Colgate-Palmolive Co.                                    123,000       7,362,780
Procter & Gamble Co.                                     348,300      21,559,770
                                                                   -------------
                                                                      28,922,550
                                                                   -------------
Miscellaneous - 1.7%
Fortune Brands, Inc. (a)                                 406,700      29,526,420
                                                                   -------------
Tobacco - 2.5%
Altria Group, Inc.                                       353,200      29,502,796
Loews Corp. - Carolina Group                             221,000      12,654,460
                                                                   -------------
                                                                      42,157,256
                                                                   -------------
                                                                     100,606,226
                                                                   -------------
Capital Goods - 5.3%
Electrical Equipment - 1.5%
Emerson Electric Co.                                     308,500      25,343,275
                                                                   -------------
Miscellaneous - 3.8%
General Electric Co.                                     932,900      31,774,574
Illinois Tool Works, Inc.                                156,200       6,857,180
United Technologies Corp.                                408,900      25,642,119
                                                                   -------------
                                                                      64,273,873
                                                                   -------------
                                                                      89,617,148
                                                                   -------------
Utilities - 4.2%
Electric & Gas Utility - 0.7%
FirstEnergy Corp.                                        213,600      12,188,016
                                                                   -------------
Telephone Utility - 3.5%
AT&T, Inc. (a)                                           971,900      30,255,247
BellSouth Corp.                                          247,600      10,082,272
Verizon Communications, Inc. (a)                         518,000      18,223,240
                                                                   -------------
                                                                      58,560,759
                                                                   -------------
                                                                      70,748,775
                                                                   -------------
Basic Industry - 2.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc. (a)                       446,200      29,578,598
                                                                   -------------
Commercial Mortgage Backed Securities - 0.6%
EI Du Pont de Nemours & Co. (a)                          239,500       9,572,815
                                                                   -------------
Mining & Metals - 0.3%
Alcoa, Inc.                                              150,000       4,288,500
                                                                   -------------
                                                                      43,439,913
                                                                   -------------
Transportation - 1.4%
Air Freight - 1.1%
United Parcel Service, Inc.-Class B (a)                  265,100      18,570,255
                                                                   -------------
Railroad - 0.3%
Union Pacific Corp.                                       70,800       5,688,780
                                                                   -------------
                                                                      24,259,035
                                                                   -------------
Consumer Manufacturing - 0.1%
Building & Related - 0.1%
Pulte Homes, Inc. (a)                                     64,400       1,910,748
                                                                   -------------
Total Common Stocks
   (cost $1,056,918,376)                                           1,265,297,490
                                                                   -------------

                                                         Principal
                                                           Amount
                                                           (000)
                                                         ---------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 12.1%
U.S. Treasury Bonds - 8.2%
   3.625%, 5/15/13 (a)                                    $13,975     13,110,842
   4.25%, 11/15/14                                            916        886,016
   5.125%, 5/15/16 (a)                                      8,271      8,505,880
   5.375%, 2/15/31 (a)                                     21,355     22,719,713
   5.625%, 5/15/08 (a)                                     51,645     52,306,676
   6.00%, 8/15/09 (a)                                       3,480      3,602,207
   6.125%, 8/15/07 (a)                                     21,395     21,611,453
   8.125%, 8/15/19 (a)                                      3,815      4,987,220
   9.875%, 11/15/15                                         1,000      1,377,891
   11.25%, 2/15/15 (a)                                      7,503     10,872,019
                                                                     -----------
                                                                     139,979,917
                                                                     -----------
U.S. Treasury Notes - 3.2%
   1.625%, 1/15/15 (TIPS) (a)                               2,555      2,433,528
   3.00%, 11/15/07 (a)                                     14,775     14,442,563
   3.00%, 2/15/09                                           2,610      2,506,519
   3.125%, 4/15/09 (a)                                      3,975      3,821,124
   3.25%, 8/15/08 (a)                                      10,000      9,718,750
   3.25%, 8/15/07                                           5,340      5,252,600
   3.875%, 5/15/10                                            400        389,031
   4.00%, 11/15/12 (a)                                      2,318      2,230,259
   4.00%, 4/15/10                                             400        390,766
   4.125%, 5/15/15 (a)                                        681        651,499
   4.25%, 8/15/13 - 8/15/15                                12,075     11,736,683
                                                                     -----------
                                                                      53,573,322
                                                                     -----------
Federal National Mortgage Association - 0.7%
   6.625%, 10/15/07 (a)                                    12,000     12,178,476
                                                                     -----------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $203,628,353)                                               205,731,715
                                                                     -----------
CORPORATE DEBT OBLIGATIONS - 8.3%
Automotive - 0.4%
Daimlerchrysler North America
   4.875%, 6/15/10                                          2,450      2,386,518
Ford Motor Credit Co.
   4.95%, 1/15/08                                           4,750      4,609,747
                                                                     -----------
                                                                       6,996,265
                                                                     -----------
Banking - 1.8%
Barclays Bank PLC
   8.55%, 6/15/11 (c)                                       1,000      1,121,173
Chase Manhattan Corp.
   7.00%, 11/15/09                                          1,000      1,047,122
The Chuo Mitsui Trust & Banking Co., Ltd.
   5.506%, 4/15/49 (c)                                      1,745      1,661,620
Dresdner Funding Trust I
   8.151%, 6/30/31 (c)                                      2,625      3,070,817
Fuji JGB Investment
   9.87%, 6/30/08 (c)                                       2,000      2,145,306
HBOS PLC
   5.375%, 11/01/49 (c)                                     2,100      2,046,960

HSBC Bank USA
   5.875%, 11/01/34                                         2,500      2,440,958
ING Capital Funding Trust III
   8.439%, 12/29/49                                         1,000      1,107,282
Northern Rock PLC
   5.60%, 4/30/14 (c)                                       2,975      2,870,771
RBS Capital Trust III
   5.512%, 9/29/49                                          2,740      2,638,253
Regency Centers LP
   5.25%, 8/01/15                                           1,800      1,733,416
Royal Bank of Scotland Group PLC
   7.648%, 9/30/31                                          1,000      1,133,262
Sanwa Bank Ltd.
   7.40%, 6/15/11                                           1,600      1,723,322
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/15 (c)                                       550        531,517
UBS Preferred Funding Trust II
   7.247%, 6/26/11                                          1,000      1,066,155
UFJ Finance Aruba AEC
   6.75%, 7/15/13                                           1,565      1,665,506
Unicredito Italiano Capital Trust II
   9.20%, 10/05/10 (c)                                      1,320      1,480,747
Wachovia Capital Trust III
   5.80%, 3/15/11                                             670        667,018
                                                                     -----------
                                                                      30,151,205
                                                                     -----------
Broadcasting/Media - 0.5%
BSKYB Finance PLC
   5.625%, 10/15/15 (c)                                       680        660,819
CBS Corp.
   7.875%, 7/30/30                                            325        353,348
Clear Channel Communications, Inc.
   5.50%, 9/15/14                                           1,195      1,105,599
News America Holdings, Inc.
   9.25%, 2/01/13                                             500        588,714
News America, Inc.
   5.30%, 12/15/14                                          1,500      1,460,124
Time Warner Entertainment Co.
   8.375%, 3/15/23                                          2,000      2,250,308
Time Warner, Inc.
   6.875%, 5/01/12 (a)                                      1,525      1,596,701
WPP Finance Corp.
   5.875%, 6/15/14                                          1,000        996,281
                                                                     -----------
                                                                       9,011,894
                                                                     -----------
Building/Real Estate - 0.3%
CRH America, Inc.
   6.95%, 3/15/12                                             750        788,096
DR Horton, Inc.
   6.50%, 4/15/16                                             450        440,239
EOP Operating LP
   5.875%, 1/15/13                                            225        225,774
   7.875%, 7/15/31                                          1,000      1,161,407
iStar Financial, Inc.
   Series B
   5.70%, 3/01/14                                             900        888,957
   6.00%, 12/15/10                                            800        810,460
                                                                     -----------
                                                                       4,314,933
                                                                     -----------
Cable - 0.0%
Comcast Corp.
   7.05%, 3/15/33                                             500        524,886
                                                                     -----------

Chemicals - 0.1%
Eastman Chemical Co.
   7.25%, 1/15/24                                             800        837,929
Lubrizol Corp.
   5.50%, 10/01/14                                          1,450      1,408,592
                                                                     -----------
                                                                       2,246,521
                                                                     -----------
Communications - 0.2%
AT&T Corp.
   7.30%, 11/15/11                                          1,255      1,354,919
Centaur Funding Corp.
   9.08%, 4/21/20 (c)                                           1      1,371,750
Qwest Corp.
   7.875%, 9/01/11                                            940        979,950
TPSA Finance BV
   7.75%, 12/10/08                                            200        208,520
                                                                     -----------
                                                                       3,915,139
                                                                     -----------
Communications-Fixed - 0.3%
Embarq Corp.
   6.738%, 6/01/13                                          2,000      2,040,530
Verizon Communications
   8.75%, 11/01/21                                          2,175      2,587,817
                                                                     -----------
                                                                       4,628,347
                                                                     -----------
Communications-Mobile - 0.3%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                           1,250      1,579,918
Mobile Telesystems Finance SA
   9.75%, 1/30/08 (c)                                       1,000      1,040,700
Nextel Communications, Inc.
   Series F
   5.95%, 3/15/14                                           1,335      1,297,907
Telus Corp.
   8.00%, 6/01/11                                             600        659,808
                                                                     -----------
                                                                       4,578,333
                                                                     -----------
Conglomerate/Miscellaneous - 0.0%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33 (c)                                        500        559,635
                                                                     -----------
Containers - 0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                          1,800      1,763,341
                                                                     -----------
Corporate - 0.1%
ZFS Finance USA Trust I
   6.15%, 12/15/65 (a)(c)                                   1,000        985,426
                                                                     -----------
Energy - 0.5%
Amerada Hess Corp.
   7.30%, 8/15/31 (a)                                       1,650      1,835,935
Devon Financing Corp.
   7.875%, 9/30/31                                            700        836,981
Enterprise Products Operating L.P.
   Series B
   5.60%, 10/15/14                                          1,850      1,802,903
Kinder Morgan Finance
   5.35%, 1/05/11                                             961        921,062
TXU Energy Co. LLC
   7.00%, 3/15/13                                             895        933,851
Valero Energy Corp.
   4.75%, 6/15/13                                           1,000        945,157
XTO Energy, Inc.
   7.50%, 4/15/12                                           1,400      1,522,898
                                                                     -----------
                                                                       8,798,787
                                                                     -----------
Financial - 0.7%
Capital One Bank
   6.50%, 6/13/13                                           1,600      1,663,034

General Electric Capital Corp.
   5.875%, 2/15/12 (a)                                      2,250      2,309,576
Goldman Sachs Group, Inc.
   5.70%, 9/01/12 (a)                                       2,610      2,637,590
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                            850        925,636
Rabobank Capital Funding II
   5.26%, 12/31/13 (c)                                      1,100      1,066,209
Resona Preferred Global Securities
   7.191%, 7/30/15 (c)                                      1,145      1,187,651
UBS Preferred Funding Trust V
   Series 1
   6.243%, 5/15/16                                          2,575      2,627,726
                                                                     -----------
                                                                      12,417,422
                                                                     -----------
Food/Beverage - 0.2%
Altria Group, Inc.
   7.75%, 1/15/27                                           1,160      1,401,695
Kraft Foods, Inc.
   5.25%, 10/01/13                                          1,200      1,178,387
Tyson Foods, Inc.
   8.25%, 10/01/11                                            950      1,019,985
                                                                     -----------
                                                                       3,600,067
                                                                     -----------
Health Care - 0.4%
Boston Scientific Corp.
   6.00%, 6/15/11                                             700        706,262
   6.25%, 11/15/15                                          1,955      1,950,728
UnitedHealth Group, Inc.
   5.25%, 3/15/11                                             900        894,983
WellPoint, Inc.
   5.25%, 1/15/16                                             600        583,544
Wyeth
   6.50%, 2/01/34                                           2,250      2,387,635
                                                                     -----------
                                                                       6,523,152
                                                                     -----------
Industrial - 0.1%
Inco Ltd.
   7.75%, 5/15/12                                             800        870,169
Tyco International Group, SA
   6.00%, 11/15/13                                          1,005      1,036,702
Waste Management, Inc.
   6.375%, 11/15/12 (a)                                       675        701,121
                                                                     -----------
                                                                       2,607,992
                                                                     -----------
Insurance - 0.3%
CNA Financial Corp.
   5.85%, 12/15/14                                            480        470,531
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (c)                                       1,600      1,552,951
North Front Pass Through Trust
   5.81%, 12/15/24 (c)                                      2,213      2,160,193
Zurich Capital Trust I
   8.376%, 6/01/37 (c)                                        950      1,003,366
                                                                     -----------
                                                                       5,187,041
                                                                     -----------
Metals/Mining - 0.3%
Ispat Inland ULC
   9.75%, 4/01/14                                             500        562,000
Noranda Inc
   6.00%, 10/15/15                                          1,645      1,643,620
Southern Copper Corp.
   7.50%, 7/27/35                                           2,080      2,173,972
                                                                     -----------
                                                                       4,379,592
                                                                     -----------

Non-Air Transportation - 0.0%
CSX Corp.
   5.50%, 8/01/13                                             400        398,879
                                                                     -----------
Petroleum Products - 0.0%
Petronas Capital, Ltd.
   7.00%, 5/22/12 (c)                                         850        911,112
                                                                     -----------
Public Utilities - Electric & Gas - 0.7%
CenterPoint Energy Resources Corp.
   Series B
   7.875%, 4/01/13                                          2,300      2,536,270
Consumers Energy Co.
   5.375%, 4/15/13                                          1,700      1,669,728
Dte Energy Trust I
   7.80%, 2/01/32                                              60      1,536,000
FirstEnergy Corp.
   Series C
   7.375%, 11/15/31                                         2,000      2,261,754
Progress Energy, Inc.
   5.85%, 10/30/08                                          1,700      1,713,515
TXU Australia Holdings Pty Ltd.
   6.15%, 11/15/13 (c)                                      1,200      1,239,875
Yorkshire Power Finance Ltd.
   Series B
   6.496%, 2/25/08                                            750        758,945
                                                                     -----------
                                                                      11,716,087
                                                                     -----------
Public Utilities - Gas - 0.1%
Texas Eastern Transmission Corp.
   7.30%, 12/01/10                                          1,700      1,810,735
                                                                     -----------
Public Utilities - Telephone - 0.3%
CenturyTel, Inc.
   Series G
   6.875%, 1/15/28                                            460        440,004
Verizon Virginia, Inc.
   Series A
   4.625%, 3/15/13                                          2,915      2,696,547
Windstream Corp.
   8.125%, 8/01/13 (c)                                      1,187      1,252,285
                                                                     -----------
                                                                       4,388,836
                                                                     -----------
Publishing - 0.1%
RH Donnelley Corp
   Series A-3
   8.875%, 1/15/16                                          1,100      1,083,500
                                                                     -----------
Retail - 0.0%
CVS Corp.
   6.125%, 8/15/16                                            602        612,504
                                                                     -----------
Supermarket/Drug - 0.3%
Kroger Co.
   6.80%, 4/01/11                                           1,500      1,564,864
Safeway, Inc.
   4.95%, 8/16/10 (a)                                       2,000      1,955,112
   5.80%, 8/15/12                                           1,240      1,234,341
                                                                     -----------
                                                                       4,754,317
                                                                     -----------
Technology - 0.2%
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                                           2,470      2,480,905
Motorola, Inc.
   7.625%, 11/15/10                                           302        327,424
                                                                     -----------
                                                                       2,808,329
                                                                     -----------
Total Corporate Debt Obligations
   (cost $142,550,143)                                               141,674,277
                                                                     -----------

COMMERCIAL MORTGAGE BACKED SECURITIES - 4.2%
Banc of America Commercial Mortgage, Inc.
   Series 2005-1, Class A3
   4.877%, 11/10/42                                        10,450     10,319,049
   Series 2001-PB1, Class A2
   5.787%, 5/11/35                                         10,024     10,212,375
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2005-PWR9, A4A, Class A4A
   4.871%, 9/11/42                                          8,000      7,666,444
   Series 2005-PW10, Class A4
   5.405%, 12/11/40                                        10,000      9,952,473
Greenwich Capital Commercial Funding
   Corp.
   Series 2003-C2, Class A3, Class A3
   4.533%, 1/05/36                                          5,000      4,852,030
   Series 2005-GG3, Class A4, Class A4
   4.799%, 8/10/42                                         10,100      9,673,113
GS Mortgage Securities Corp. II
   Series 2004-GG2, Class A6
   5.396%, 8/10/38                                          2,400      2,393,328
JP Morgan Chase Commercial Mortgage
   Securities Corp.
   Series 2005-LDP3, Class A2
   4.851%, 8/15/42                                          8,500      8,360,956
   Series 2006-CB15, Class A4
   5.814%, 6/12/43                                            824        844,567
LB-UBS Commercial Mortgage Trust
   Series 2004-C7 A2, Class A2
   3.992%, 10/15/29                                         1,095      1,055,449
   Series 2006-C1, Class A4
   5.156%, 2/15/31                                          5,000      4,890,993
Merrill Lynch Mortgage Trust
   Series 2004-KEY2, Class A4, Class A4
   4.864%, 8/12/39                                          1,600      1,540,352
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $73,072,586)                                                 71,761,129
                                                                     -----------
SOVEREIGN DEBT OBLIGATIONS - 0.5%
Korea Development Bank
   5.75%, 9/10/13                                             800        805,536
Republic of South Africa
   7.375%, 4/25/12                                          3,000      3,225,000
United Mexican States
   Series A
   6.375%, 1/16/13                                          4,000      4,166,000
                                                                     -----------
Total Sovereign Debt Obligations
   (cost $7,805,199)                                                   8,196,536
                                                                     -----------
MUNICIPAL OBLIGATIONS - 0.1%
Texas - 0.1%
Dallas-Fort Worth Texas International
MBIA-FSA
   7.07%, 11/01/24
   (cost $2,044,119)                                        2,000      2,087,120
                                                                     -----------
                                                           Shares
                                                           ------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
   5.75%
   (cost $1,250,000)                                       50,000      1,204,000
                                                                     -----------

                                                       Principal
                                                         Amount
                                                         (000)
                                                      -----------
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Euro Dollar
   4.60%, 9/01/06
   (cost $6,655,000)                                        6,655      6,655,000
                                                                   -------------
Total Investments Before Security Lending
Collateral - 100.2%
   (cost $1,493,923,776)                                           1,702,607,267
                                                                   -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 25.8%
Short-Term Investments - 25.8%
Concord 5.30%, 9/18/06                                $30,000,000     29,925,200
Fairway Finance Corp. 5.29%, 9/19/06                   31,211,000     31,128,915
FPL Group 5.30%, 9/05/06                               35,000,000     34,979,466
Giro 5.29%, 9/05/06                                    25,000,000     24,985,361
Goldman Sachs 5.35%, 9/01/06                           50,000,000     50,104,028
Gotham Funding 5.30%, 9/13/06                          24,000,000     23,957,840
K2 USA 5.29%, 9/20/06                                  23,450,000     23,384,900
Lexington Parker Capital Corp. 5.28, 9/01/06           20,000,000     20,000,000
Market Street Funding Corp. 5.30%, 9/19/06             25,000,000     24,934,125
Morgan Stanley 5.325%, 9/01/06                         75,000,000     75,169,944
Old Line Finance 5.29%, 9/21/06                        31,100,000     31,009,119
Sigma Funding 5.26%, 9/22/06                           20,000,000     20,028,167
Windmill Funding Corp. 5.31%, 10/13/06                 40,000,000     39,754,067

                                                        Shares
                                                      ---------
UBS Private Money Market Fund, LLC                    7,902,283       7,902,283
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $437,263,415)                                              437,263,415
                                                                 --------------
Total Investments - 126.0%
   (cost $1,931,187,191)                                          2,139,870,682
Other assets less liabilities - (26.0)%                            (441,455,877)
                                                                 --------------
Net Assets - 100.0%                                              $1,698,414,805
                                                                 --------------

(a) Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)  Non-income producing security.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the market value of these securities amounted to $29,920,884 or 1.8% of net assets.

     Please note: The sector classifications presented herein are based on the sector categorizations methodology of the Adviser.

     Glossary:

     FSA - Financial Security Assurance Inc.

     MBIA - Municipal Bond Investors Assurance

     TIPS - Treasury Inflation Protected Security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)      Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: October 23, 2006